UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        June 30, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Endicott Management Company
           --------------------------------------------------
Address:   623 Fifth Avenue
           --------------------------------------------------
           Suite 3104
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:  28-10720
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Wayne K. Goldstein
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (212) 808-3767
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Wayne K. Goldstein          New York, New York          7/25/2007
       -------------------------    ---------------------------   -----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                                           0
                                                ------------

Form 13F Information Table Entry Total:
                                                          32
                                                ------------

Form 13F Information Table Value Total:
                                                    $224,624
                                                ------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE



                                                  Form 13F INFORMATION TABLE

              COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                          VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS  CUSIP    (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- --------
AMERIPRISE FINL INC             COM            03076C106   12,263  192,900  SH        SOLE              192,900
----------------------------------------------------------------------------------------------------------------------------------
AMERISAFE INC-CL A              COM            03071H100    6,759  344,300  SH        SOLE              344,300
----------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA                 COM            060505104    7,334  150,000  SH        SOLE              150,000
----------------------------------------------------------------------------------------------------------------------------------
BEAR STEARNS COMPANIES INC      COM            73902108     8,400   60,000  SH        SOLE               60,000
----------------------------------------------------------------------------------------------------------------------------------
CENTURY BANCORP INC-CL A        CL A NON VTG   156432106    6,193  273,300  SH        SOLE              273,300
----------------------------------------------------------------------------------------------------------------------------------
COMMERCE BANCORP INC-NJ         COM            200519106    8,389  226,800  SH        SOLE              226,800
----------------------------------------------------------------------------------------------------------------------------------
COMMUNITY CAP BANCSHARES INC    COM            203634100    2,377  214,100  SH        SOLE              214,100
----------------------------------------------------------------------------------------------------------------------------------
DOWNEY FINANCIAL CORP           COM            261018105    8,109  122,900  SH        SOLE              122,900
----------------------------------------------------------------------------------------------------------------------------------
EMPLOYERS HLDGS IC              COM            292218104    6,372  300,000  SH        SOLE              300,000
----------------------------------------------------------------------------------------------------------------------------------
ESSA BANCORP INC                COM            29667D104    4,448  402,500  SH        SOLE              402,500
----------------------------------------------------------------------------------------------------------------------------------
FIRSTFED FINANCIAL CORP         COM            337907109    9,360  165,000  SH        SOLE              165,000
----------------------------------------------------------------------------------------------------------------------------------
FIRST MUTUAL BANCSHARES INC     COM            32190E102   10,976  493,750  SH        SOLE              493,750
----------------------------------------------------------------------------------------------------------------------------------
FIRST REP BK SAN FRANCISCO      COM            336158100    7,137  133,000  SH        SOLE              133,000
----------------------------------------------------------------------------------------------------------------------------------
GATX CORP                       COM            361448103   11,047  224,300  SH        SOLE              224,300
----------------------------------------------------------------------------------------------------------------------------------
GENWORTH FINANCIAL INC          COM CL A       37247D106    4,837  140,600  SH        SOLE              140,600
----------------------------------------------------------------------------------------------------------------------------------
GREENLIGHT CAPITAL RE LTD CL A  COM CL A       G4095J109    6,804  302,000  SH        SOLE              302,000
----------------------------------------------------------------------------------------------------------------------------------
GRUBB & ELLIS CO                COM PAR $0.01  400095204    4,263  367,500  SH        SOLE              367,500
----------------------------------------------------------------------------------------------------------------------------------
HERITAGE OAKS BANCORP           COM            42724R107    1,712   95,250  SH        SOLE               95,250
----------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH & CO INC          COM            590188108   10,130  121,200  SH        SOLE              121,200
----------------------------------------------------------------------------------------------------------------------------------
PNC FINL SVCS GROUP INC         COM            693475105   12,054  168,400  SH        SOLE              168,400
----------------------------------------------------------------------------------------------------------------------------------
RESOURCE AMERICA INC NEW        CL A           761195205    2,537  123,091  SH        SOLE              123,091
----------------------------------------------------------------------------------------------------------------------------------
STATE BANCORP INC NY            COM            855716106      292   17,500  SH        SOLE               17,500
----------------------------------------------------------------------------------------------------------------------------------
SUPERIOR BANCORP                COM            86806M106    2,372  231,875  SH        SOLE              231,875
----------------------------------------------------------------------------------------------------------------------------------
TIDELANDS BANCSHARES INC        COM            886374107    5,562  421,751  SH        SOLE              421,751
----------------------------------------------------------------------------------------------------------------------------------
US BANCORP DEL                  COM NEW        902973304    9,875  299,700  SH        SOLE              299,700
----------------------------------------------------------------------------------------------------------------------------------
UMB FINL CORP                   COM            902788108    5,623  152,500  SH        SOLE              152,500
----------------------------------------------------------------------------------------------------------------------------------
UNIONBANCAL CORP                COM            908906100    3,630   60,800  SH        SOLE               60,800
----------------------------------------------------------------------------------------------------------------------------------
UNITED AMER INDEMNITY LTD       CL A           90933T109   12,173  489,450  SH        SOLE              489,450
----------------------------------------------------------------------------------------------------------------------------------
WACHOVIA CORP 2ND CORP          COM            929903102    9,702  189,300  SH        SOLE              189,300
----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO-NEW            COM            949746101   10,583  300,900  SH        SOLE              300,900
----------------------------------------------------------------------------------------------------------------------------------
WESTFIELD FINANCIAL INC         COM            960089104    4,690  470,400  SH        SOLE              470,400
----------------------------------------------------------------------------------------------------------------------------------
WESTERN UN CO                   COM            959802109    8,624  414,000  SH        SOLE              414,000

